Note 6 - Investment Securities Available for Sale (Details Textual) Pure in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions	0
Other than Temporary Impairment Losses, Investments	$ 0	$ 0